Fair Value Measurements (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Derivative assets		$ 54,000				$ 198,000				$ 54,000	$ 198,000
Derivative liabilities	(16,718,000)	(20,933,000)				(31,756,000)				(20,933,000)	(31,756,000)
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(46,202,000)	(1,700,000)	(97,100,000)	(75,100,000)	(18,515,000)	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(192,362,000)	(1,737,508,000)	(1,663,189,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets		54,000				198,000				54,000	198,000
Derivative liabilities	(16,718,000)	(20,933,000)				(31,756,000)				(20,933,000)	(31,756,000)
Total derivative assets, net	(16,718,000)	(20,879,000)				(31,558,000)				(20,879,000)	(31,558,000)
CVA and MVA adjustments	100,000	300,000				6,400,000				300,000	6,400,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets		54,000				198,000				54,000	198,000
Derivative liabilities	(16,718,000)	(20,933,000)				(31,756,000)				(20,933,000)	(31,756,000)
Total derivative assets, net	(16,718,000)	(20,879,000)				(31,558,000)				(20,879,000)	(31,558,000)
Non-recurring basis | Level 3 | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period					449,647,000					449,647,000
Impairment Charges										(192,361,000)
Sales										(89,272,000)
Depreciation and Other Adjustments										(3,749,000)
Book Value at end of the period		164,265,000								164,265,000
Non-recurring basis | Level 3 | Flight equipment | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period					449,647,000					449,647,000
Impairment Charges										(192,361,000)
Reclassifications										(106,871,000)
Sales										(23,768,000)
Depreciation and Other Adjustments										(20,300,000)
Book Value at end of the period		106,347,000								106,347,000
Capitalized costs relating to engine exchanges										22,400,000
Non-recurring basis | Level 3 | Flight equipment held for sale | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications										36,848,000
Sales										(34,677,000)
Book Value at end of the period		2,171,000								2,171,000
Non-recurring basis | Level 3 | Lease receivables and other assets | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications										29,816,000
Sales										(30,827,000)
Depreciation and Other Adjustments										28,937,000
Book Value at end of the period		27,926,000								27,926,000
Non-recurring basis | Level 3 | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications										40,207,000
Depreciation and Other Adjustments										(12,386,000)
Book Value at end of the period		$ 27,821,000								$ 27,821,000